SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14. SUBSEQUENT EVENTS

Numoda Stock Purchase Agreement

On June 13, 2012, the Company entered into a stock purchase agreement with Numoda Corporation (“Numoda”), pursuant to which the Company issued to Numoda 15 million shares (collectively, the “AR Cancellation Shares”) at a purchase price per share of $0.15, in exchange for the immediate cancellation of $2,250,000 of accounts receivables owed by the Company to Numoda pursuant to the Master Agreement, dated June 19, 2009, between Numoda and the Company. Numoda has agreed not to sell the AR Cancellation Shares until July 3, 2012, twenty calendar days from the closing of the transaction on June 13, 2012 (such period, the “Lock-Up Period”). During the Lock-Up Period the Company has the option, in its sole discretion, to redeem up to 100% of the AR Cancellation Shares at a purchase price per share of $0.15. In connection with such issuance, the Company has also agreed to register the resale by Numoda of the AR Cancellation Shares with the Securities and Exchange Commission within thirty business days from the closing of the transaction on June 13, 2012.

Exchange Agreement

Effective May 14, 2012, the Company entered into exchange agreements with certain holders of an aggregate of approximately $4.5 million of the outstanding principal amount of certain convertible promissory notes of the Company originally issued either on May 12, 2011, October 31, 2011 or January 9, 2012 pursuant to which such holders received (i) an aggregate of approximately 52.2 million shares of Common Stock and (ii) warrants to purchase an aggregate of approximately 5.8 million shares of Common Stock in exchange for (i) surrendering or converting the Existing Notes and surrendering warrants to purchase an aggregate of approximately 31.3 million shares of Common Stock originally issued in the Prior Offerings and (ii) amending the Note Purchase Agreements between the Company and the Existing Investors, dated as of May 9, 2011, October 28, 2011 or December 29, 2011, respectively, to terminate (x) the Existing Investors’ right to liquidated damages if the Company fails for any reason to satisfy the current public information requirement under Rule 144(c) promulgated under the Securities Act, (y) the Existing Investors’ right to participate in any proposed or intended issuance or sale or exchange of the Company’s securities, and (z) the prohibition on the Company’s ability to effect, or enter into an agreement to effect, any issuance of the Company’s securities for cash consideration involving a variable rate transaction. The Exchange Agreements also provide that, for three months from the date of the Exchange Agreements, if the Company offers, issues, or agrees to issue any of its securities, other than Exempt Issuances (as defined in the Exchange Agreements), at an effective price per share less than the Base Share Price (as defined in the Exchange Agreements), then the Company shall issue additional shares of Common Stock to each Existing Investor in accordance with the formula set forth in the Exchange Agreements.

Effective May 14, 2012, certain of the Existing Investors holding an aggregate of approximately $247,000 of Existing Notes issued on October 31, 2011 and January 9, 2012 entered into Amendment, Consent and Waiver Agreements with the Company, pursuant to which such holders agreed to amend the Note Purchase Agreements between the Company and such holders, dated as of October 28, 2011 and December 29, 2011, to terminate (i) the Existing Investors’ right to participate in any proposed or intended issuance or sale or exchange of the Company’s securities, and (ii) the prohibition on the Company’s ability to effect, or enter into an agreement to effect, any issuance of the Company’s securities for cash consideration involving a variable rate transaction. These holders also agreed to consent to the transactions contemplated by the Exchange Agreements.

Note Purchase Agreement

Effective May 14, 2012, the Company entered into a Note Purchase Agreement (the “ Note Purchase Agreement ”) with certain accredited investors (collectively, the “ Note Investors ”) whereby the Note Investors acquired approximately $953,333 of convertible promissory notes of the Company (the “ Notes ”) for an aggregate purchase price of approximately $715,000 (including the $240,000 in deferred investment funds – see Footnote #6) in a private placement (the “ Offering ”). The Notes were issued with an original issue discount of 25%. Each Note Investor paid $0.75 for each $1.00 of principal amount of Notes purchased at the closing of the Offering. The Company closed the Offering on May 18, 2012. The Notes are convertible into shares of Common Stock at a per share conversion price equal to $0.15. Additionally, each Note Investor received a warrant to purchase such number of shares of Common Stock equal to 50% of such number of shares of Common Stock issuable upon conversion of the Note (the “Warrants ”) at an exercise price of $0.15 per share.

The Notes mature on May 18, 2013, the first anniversary of the closing date of the Offering (the “ Maturity Date ”). The Company may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before May 18, 2017, the fifth anniversary of the issue date of the Warrants. The Warrants may be exercised on a cashless basis under certain circumstances. The Notes and Warrants also provide that on December 1, 2012, solely to the extent the conversion price of the Notes or the exercise price of the Warrants, as applicable, is less than the “Market Price” (as defined in the Notes or the Warrants, as applicable), such conversion price or exercise price, as applicable, shall be reduced to such Market Price.

To the extent a Note Investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted shall be payable in cash on the Maturity Date.

The Note may be converted by the Note Investors in whole or in part. However, except as otherwise provided in the Notes, only 75% of the initial principal amount of each Note is convertible at any time after issuance and the remainder is convertible at maturity. The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will a Note Investor be entitled to convert any portion of the Notes or exercise any number of Warrants, that would result in the beneficial ownership by the Note Investor and its affiliates of more than 4.99% of the outstanding shares of Common Stock on such date.

In connection with the Offering, the Company entered into a Registration Rights Agreement, dated as of May 18, 2012 (the “ Note Registration Rights Agreement ”) with the Note Investors. Pursuant to the Note Registration Rights Agreement, the Company has agreed with the Note Investors to file a registration statement under the Securities Act within thirty business days of the closing of the Offering to register the offering of the shares of Common Stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC (“ Rodman ”), a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the Offering and the Company paid to Rodman a cash placement fee equal to $28,000. In addition, Rodman received warrants to purchase 355,556 shares of Common Stock in a form substantially identical to the Warrants, which warrants are exercisable at $0.15 per share.

JMJ Financial

On May 8, 2012, the Company entered into a Settlement Agreement (the “ Settlement Agreement ”) with JMJ Financial, an accredited investor ( “ JMJ ”), which provides for (i) the voluntary prepayment by JMJ to the Company of $500,000 on the principal amount outstanding under one of the notes issued by JMJ to the Company in April 2011, (ii) the cancellation of all of the outstanding notes issued by JMJ to the Company in April 2011, (iii) the cancellation of all of the outstanding notes issued by the Company to JMJ in April 2011, other than the portion of such notes for which JMJ has paid cash to the Company, (iv) a mutual release of any claims held by the Company or JMJ relating to an outstanding dispute and (v) the issuance by the Company of 4,000,000 newly issued shares of the Company’s common stock (the “ Settlement Shares ”) to JMJ as consideration for the cancellation of the notes and the release. As a result of the Settlement Agreement, no further payments will be made by either the Company or JMJ under the notes issued by each party in April 2011.

In connection with the Settlement Agreement, the Company entered into a Registration Rights Agreement, dated as of May 8, 2012 with JMJ. The Company has agreed with JMJ to provide certain rights to register under the Securities Act of 1933, as amended, the Settlement Shares, and agreed to file a registration statement under the Securities Act within 30 days of the date of the JMJ Registration Rights Agreement to register the offering of the Settlement Shares.

Junior Unsecured Subordinated Convertible Promissory Notes

On May 22, 2012, the Company entered into an exchange agreement with a certain holder of an aggregate of approximately $50,000 of outstanding principal on a junior unsecured convertible promissory note issued on October 5, 2011 pursuant to which such holder received (i) an aggregate of approximately 583,000 shares of Common Stock and (ii) a warrant to purchase an aggregate of approximately 21,000 shares of Common Stock in exchange for surrendering or converting the Existing Note and surrendering warrants to purchase an aggregate of approximately 292,000 shares of Common Stock originally issued with the junior unsecured convertible promissory note. The warrants expire in October 2015.

13. SUBSEQUENT EVENTS

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 purchase agreement, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $1.0 million in a private placement, which we refer to as the December 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $0.15 per share.

The Notes mature on January 9, 2013. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before January 9, 2015. The Warrants may be exercised on a cashless basis under certain circumstances.

To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The Notes may be converted by the investors, at the option of such investor, in whole or in part.  However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity.  The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the December 2011 offering, we intend to enter into a Registration Rights Agreement with the investors.  Pursuant to such agreement, we agree with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and agree to file a registration statement within 45 days of the closing of the December 2011 offering to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC, which we refer to as Rodman, a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the December 2011 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors in the December 2011 offering (approximately $73,000) and Warrants to purchase 575,098 shares of our common stock (approximately 7% of the shares of our common stock issuable upon conversion of the Notes), which warrants are exercisable at $0.15 per share and shall expire on January 9, 2015.

Junior Subordinated Convertible Promissory Notes

During November and December 2011, the Company converted approximately $169,000 in principal into 1,126,667 shares of the Company’s common stock at an conversion price of $0.15, in full satisfaction of these junior subordinated convertible promissory notes.

In addition, the Company paid approximately $53,000 in principal on an outstanding junior subordinated convertible promissory note.  In exchange for extending the remaining principal on this note, of approximately $300,000, for an additional nine months, the Company agreed to issue this investor approximately 2.3 million additional warrants at an exercise price of $0.15 as well as pay additional interest in the amount of approximately $53,000.

May 2011 Notes

During November and December 2011, the Company converted approximately $1.7m in principal into 11,313,727 shares of the Company’s common stock at an conversion price of $0.15.

October 2011 Notes

During December 2011 and January 2012, the Company converted $1.28 million in principal into 8,183,333 shares of the Company’s common stock at an conversion price of $0.15.

University of Pennsylvania

On December 12, 2011, we entered into a third amendment to the Penn license agreement pursuant to which we acquired an exclusive worldwide license agreement for additional patent applications from the laboratory of Dr. Yvonne Paterson.  One application pertains to the antigen ISG15 from Penn for use in our Lm -LLO based immunotherapies for the treatment of cancer and other diseases.  This intellectual property resulted from work performed in the laboratory of Dr. Yvonne Paterson that demonstrated ISG15 was an effective immunological target for the treatment of a number of different cancers in animal models, including ovarian, colon, breast and other cancers.  SG-15 expression is elevated in “triple negative” breast cancer, a disease in which HER2, estrogen and progesterone receptors are lacking, and thus has no defined therapeutic immune target at the moment.  An Lm-LLO vaccine that targets ISG-15 may prove to be an effective agent in an area where there is a significant unmet medical need.  As part of this amendment, we exercised our option for the rights to two additional patent dockets at an option exercise fee payable in the form of $20,000 in cash.